Fees Summary	Oct. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,960,000
Previously Paid Amount	0.00
Total Fee Amount	692.52
Total Offset Amount	0.00
Net Fee	692.52
Narrative - Max Aggregate Offering Price	$ 7,960,000
Final Prospectus	true